Stock Based Compensation - Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of shares | shares	726,973
Options outstanding, Weighted average remaining contractual life (in years)	6 years 2 months 5 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 11.32
Options exercisable, Number of shares | shares	384,528
Options exercisable, Weighted average remaining contractual life (in years)	4 years 8 months 12 days
Options exercisable, Weighted average exercise price (in dollars per share)	$ 11.58
Options outstanding, Aggregate intrinsic value | $	$ 0
Options exercisable, Aggregate Intrinsic Value | $	$ 0
$6.32 - $8.32
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum (in dollars per share)	$ 6.32
Range of exercise prices, maximum (in dollars per share)	$ 8.32
Options outstanding, Number of shares | shares	253,122
Options outstanding, Weighted average remaining contractual life (in years)	7 years 3 months 22 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 8.12
Options exercisable, Number of shares | shares	71,092
Options exercisable, Weighted average remaining contractual life (in years)	7 years 2 months 23 days
Options exercisable, Weighted average exercise price (in dollars per share)	$ 7.93
$8.33 - $9.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum (in dollars per share)	8.33
Range of exercise prices, maximum (in dollars per share)	$ 9.04
Options outstanding, Number of shares | shares	119,167
Options outstanding, Weighted average remaining contractual life (in years)	5 years 7 months 6 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 8.71
Options exercisable, Number of shares | shares	115,000
Options exercisable, Weighted average remaining contractual life (in years)	5 years 6 months
Options exercisable, Weighted average exercise price (in dollars per share)	$ 8.73
$9.45 - $11.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum (in dollars per share)	9.05
Range of exercise prices, maximum (in dollars per share)	$ 12.00
Options outstanding, Number of shares | shares	60,936
Options outstanding, Weighted average remaining contractual life (in years)	2 years 4 months 24 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 9.53
Options exercisable, Number of shares | shares	60,936
Options exercisable, Weighted average remaining contractual life (in years)	2 years 4 months 24 days
Options exercisable, Weighted average exercise price (in dollars per share)	$ 9.53
$11.21 - $14.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum (in dollars per share)	12.01
Range of exercise prices, maximum (in dollars per share)	$ 14.56
Options outstanding, Number of shares | shares	156,248
Options outstanding, Weighted average remaining contractual life (in years)	8 years 4 months 2 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 14.40
Options exercisable, Number of shares | shares	0
Options exercisable, Weighted average remaining contractual life (in years)	0 days
Options exercisable, Weighted average exercise price (in dollars per share)	$ 0.00
$14.57 - $19.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum (in dollars per share)	14.57
Range of exercise prices, maximum (in dollars per share)	$ 17.92
Options outstanding, Number of shares | shares	137,500
Options outstanding, Weighted average remaining contractual life (in years)	3 years 10 months 17 days
Options outstanding, Weighted average exercise price (in dollars per share)	$ 16.76
Options exercisable, Number of shares | shares	137,500
Options exercisable, Weighted average remaining contractual life (in years)	3 years 10 months 17 days
Options exercisable, Weighted average exercise price (in dollars per share)	$ 16.76